Annual Report
                                       for
                             AUL American Unit Trust
                               December 31, 1999

American United Life Insurance Company
This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust

It is with great pleasure that I welcome you to the year 2000. Although doomsayers hypothesized potential calamities due to year 2000 computer problems, I am happy to announce an uneventful transition into this new era.

The year 1999 can be characterized by its excesses. Technology companies rocketed to new highs even though the majority of stocks registered poor performance. New records were set in the IPO (initial public offering) market with well known names such as UPS and Goldman Sachs. Technology start-ups were prolific as investors seemed to have an insatiable appetite for Internet retailers, web site operators and anything carrying the dot-com title. It was also the year of megamergers, the launch of the euro, and the recovery from Asias financial woes.

The U.S. economic expansion has also been unique in that it has now lasted for nine years, making it the longest period of economic growth on record. The fact that our economy has endured only eight months of recession since 1982 is another unparalleled feat.

Good economic news can mean tough times for the bond market as investors worry about the potential for an increase in inflation. The sharp 179 basis point increase in the ten-year Treasury yield to 6.44% last year reflects this concern.

Although inflation has not been a problem up to now, the Federal Reserve Board felt compelled to take a pre-emptive stance last year by raising the Federal Funds rate on three different occasions. The continued momentum of the economy suggests that the Feds credit tightening had little apparent impact. The Federal Reserve is expected to raise rates further this year to help achieve a sustainable rate of economic growth

Most economists are expecting the economy to continue on its current path, but to moderate somewhat from current levels. The equity market is also expected to report positive returns, but could experience a change or moderation in leadership. Bonds will ultimately benefit if the Federal Reserve is successful in slowing economic growth. For now, however, bond market investors remain cautious.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ James W. Murphy
James W. Murphy
Chairman of the Board of Directors and President
Indianapolis, Indiana
January 31, 2000

(This page is intentionally blank.)

Report of Independent Accountants

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company


In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Unit Trust at December 31, 1999, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Trusts management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis forthe opinion expressed above.

/s/ PricewaterhouseCoopers L.L.P.
Indianapolis, Indiana
February 9, 2000
                                       3

(This page is intentionally blank.)

                            AUL American Unit Trust
                            STATEMENTS OF NET ASSETS
                               December 31, 1999


                            AUL American Series Fund

                                                                            Tactical Asset
                           Equity     Money Market   Bond       Managed     Allocation



Assets:
 Investments at value   $ 39,375,474 $ 22,115,522 $ 13,335,902 $ 26,300,245 $    43,615

Net Assets              $ 39,375,474 $ 22,115,522 $ 13,335,902 $ 26,300,245 $    43,615


Units outstanding         14,055,412   16,194,739    7,392,278   11,417,366      38,741


Accumulation Unit Value $       2.80 $       1.37 $       1.80 $       2.30 $      1.13




                                 AUL American Series Fund               Fidelity

                        Conservative    Moderate    Aggressive
                          Investor      Investor     Investor   High Income     Growth


Assets:
  Investments at value  $    219,187 $    317,381 $    189,274 $ 19,461,564 $ 150,759,409


Net Assets              $    219,187 $    317,381 $    189,274 $ 19,461,564 $ 150,759,409



Units outstanding            200,412      285,562      165,446   11,472,703    38,773,669



Accumulation Unit Value         1.09 $       1.11 $       1.14 $       1.70 $        3.89




The accompanying notes are an integral part of the financial statements.
                                       5

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 1999

                                               Fidelity


                        Overseas     Asset Manager   Index 500 Equity-Income Contrafund



Assets:
  Investments at value  $ 24,556,544 $ 84,435,100 $139,642,850 $ 21,933,832 $  51,953,444


Net Assets              $ 24,556,544 $ 84,435,100  139,642,850 $ 21,933,832 $  51,953,444



Units outstanding         10,272,576   41,549,517   40,519,791   10,849,011    17,745,266



Accumulation Unit Value $       2.39 $       2.03 $       3.45 $       2.02 $        2.93




                         American
                         Century        Alger        Calvert   T. Rowe Price     PBHG

                          VP Capital   American   Social Mid Cap
                         Appreciation   Growth        Growth   Equity Income   Growth II



Assets:
  Investments at value  $  4,475,088 $ 83,921,832 $  5,784,528 $ 43,723,936 $   2,848,640



Net Assets              $  4,475,088 $ 83,921,832 $  5,784,528 $ 43,723,936 $   2,848,640



Units outstanding          2,434,925   24,826,105    2,606,658   21,447,550     1,277,769



Accumulation Unit Value $       1.84 $       3.38 $       2.22 $       2.04 $        2.23



    The accompanying notes are an integral part of the financial statements.
                                       6

                            AUL American Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                               December 31, 1999

                         PBHG                         Janus        Safeco

                        Technology &    Worldwide     Flexible
                        Communications    Growth      Income       Equity        Growth



Assets:
  Investments at value  $  4,242,038 $ 41,104,146 $  5,219,277 $  5,485,995 $  11,659,870



Net Assets              $  4,242,038 $ 41,104,146 $  5,219,277 $  5,485,995 $  11,659,870



Units outstanding            953,083   17,434,846    4,442,496    3,549,888     7,892,665



Accumulation Unit Value $       4.45 $       2.36 $       1.17 $       1.55 $        1.48




    The accompanying notes are an integral part of the financial statements.
                                       7

                            AUL American Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 1999

                                     AUL American Series Fund

                                                                                        Tactical Asset
                                   Equity      Money Market      Bond         Managed    Allocation



Investment Income:
  Dividend Income              $    7,891,758 $     722,393 $     784,496 $   3,856,235 $       1,420
  Mortality and expense charges       507,621       196,316       166,888       353,071           615

  Net Investment Income (Loss)      7,384,137       526,077       617,608     3,503,164           805


Gain (Loss) on Investments:
  Net realized gain (loss)          2,919,543             0      (177,220)    1,221,117          (174)
  Net change in unrealized
   appreciation (depreciation)    (11,074,489)            0      (764,376)   (5,248,816)       (2,661)

  Net Gain (Loss)                  (8,154,946)            0      (941,596)   (4,027,699)       (2,835)


Increase (Decrease) in
  net assets from operations   $     (770,809)$     526,077 $    (323,988)$    (524,535)$      (2,030)



                                           AUL American Series Fund                 Fidelity

                                 Conservative    Moderate     Aggressive
                                   Investor      Investor      Investor     High Income     Growth



Investment Income:
  Dividend Income              $       15,012 $      19,233 $      11,569 $   1,711,077  $ 10,816,761
  Mortality and expense charges         2,026         3,145         1,801       235,666     1,431,033

  Net Investment Income (Loss)         12,986        16,088         9,768     1,475,411     9,385,728


Gain (Loss) on Investments:
  Net realized gain (loss)              1,541         2,860        10,855      (488,300)    6,752,711
  Net change in unrealized
   appreciation (depreciation)         (6,257)          530        (4,178)      230,867    21,208,589

  Net Gain (Loss)                      (4,716)        3,390         6,677      (257,433)   27,961,300


Increase (Decrease) in
  net assets from operations   $        8,270 $      19,478 $      16,445 $   1,217,978 $  37,347,028


    The accompanying notes are an integral part of the financial statements.
                                       8

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 1999



                                                                Fidelity


                               Overseas       Asset Manager    Index 500  Equity-Income  Contrafund



Investment Income:
  Dividend Income              $      689,437 $   5,198,176 $   1,524,526 $     886,531 $   1,340,115
  Mortality and expense charges       229,015       933,278     1,388,934       254,554       506,550

  Net Investment Income (Loss)        460,422     4,264,898       135,592       631,977       833,565


Gain (Loss) on Investments:
  Net realized gain (loss)          1,628,957     1,222,593     4,725,317       683,568     1,324,679
  Net change in unrealized
   appreciation (depreciation)      4,797,707     1,767,972    15,439,605      (448,453)    6,740,895

  Net Gain (Loss)                   6,426,664     2,990,565    20,164,922       235,115     8,065,574


Increase (Decrease) in
  net assets from operations   $    6,887,086 $   7,255,463 $  20,300,514 $     867,092 $   8,899,139



                                   American
                                   Century        Alger         Calvert   T. Rowe Price     PBHG



                                  VP Capital     American   Social Mid Cap
                                 Appreciation     Growth        Growth    Equity Income   Growth II



Investment Income:
  Dividend Income              $           0  $   5,117,988 $     448,103 $   2,668,875 $           0
  Mortality and expense charges        32,801       739,793        61,119       519,272        13,747

  Net Investment Income (Loss)        (32,801)    4,378,195       386,984     2,149,603       (13,747)


Gain (Loss) on Investments:
  Net realized gain (loss)             16,020     4,990,390        22,288     1,123,495       323,168
  Net change in unrealized
   appreciation (depreciation)      1,570,713     8,453,020       (78,511)   (2,559,217)      722,768

  Net Gain (Loss)                   1,586,733    13,443,410       (56,223)   (1,435,722)    1,045,936


Increase (Decrease) in
  net assets from operations   $    1,553,932 $  17,821,605 $     330,761 $     713,881 $   1,032,189


    The accompanying notes are an integral part of the financial statements.
                                       9

                            AUL American Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 1999

                                    PBHG           Janus                      Safeco


                                 Technology &    Worldwide      Flexible
                                Communications    Growth         Income         Equity        Growth




Investment Income:
  Dividend Income              $            0 $      35,634 $     320,451 $     290,831 $           0
  Mortality and expense charges        15,058       258,494        49,250        47,067       119,432

  Net Investment Income (Loss)        (15,058)     (222,860)      271,201       243,764      (119,432)


Gain (Loss) on Investments:
  Net realized gain (loss)            247,298     4,220,640       (25,051)       56,086      (815,894)
  Net change in unrealized
   appreciation (depreciation)      1,959,262     9,256,574      (218,303)      (18,645)    1,583,201

  Net Gain (Loss)                   2,206,560    13,477,214      (243,354)       37,441       767,307


Increase (Decrease) in
  net assets from operations   $    2,191,502 $  13,254,354 $      27,847 $     281,205 $     647,875


    The accompanying notes are an integral part of the financial statements.
                                       10

                            AUL American Unit Trust
                      STATEMENTS OF CHANGES IN NET ASSETS



                                                        AUL American Series Fund

                               Equity                  Money Market                  Bond

                               Year         Year           Year          Year        Year        Year
                              ended        ended          ended         ended       ended       ended
                             12/31/99     12/31/98       12/31/99      12/31/98    12/31/99    12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $  7,384,137 $   3,656,254 $    526,077 $    285,448 $   617,608 $   652,594
  Net realized gain (loss)    2,919,543     3,608,786            0            0    (177,220)    254,972
  Net change in unrealized
     appreciation
     (depreciation)         (11,074,489)   (5,156,717)           0            0    (764,376)   (170,174)

Increase (Decrease)
  in net assets
  from operations              (770,809)    2,108,323      526,077      285,448    (323,988)    737,392

Contract Owner Transactions:
  Proceeds from units sold   13,860,546    13,209,744   91,529,796   46,547,976  11,709,384  17,474,578
  Cost of units redeemed    (14,819,201)   (8,168,235) (80,641,877) (43,481,629)(10,985,258)(13,767,123)

     Increase (Decrease)       (958,655)    5,041,509   10,887,919    3,066,347     724,126   3,707,455


Net increase (decrease)      (1,729,464)    7,149,832   11,413,996    3,351,795     400,138   4,444,847
Net Assets, beginning
  of year                    41,104,938    33,955,106   10,701,526    7,349,731  12,935,764   8,490,917

Net Assets, end of year    $ 39,375,474 $  41,104,938 $ 22,115,522 $ 10,701,526 $13,335,902 $12,935,764


Units sold                    4,841,239     4,750,246   68,064,697   35,822,473   6,402,395   9,671,190
Units redeemed               (5,162,554)   (2,959,555) (59,971,356) (33,485,508) (6,013,349) (7,605,386)


Net Increase (Decrease)        (321,315)    1,790,691    8,093,341    2,336,965     389,046   2,065,804
Units outstanding, beginning
  of year                    14,376,727    12,586,036    8,101,398    5,764,433   7,003,232   4,937,428

Units outstanding,
  end of year                14,055,412    14,376,727   16,194,739    8,101,398   7,392,278   7,003,232


    The accompanying notes are an integral part of the financial statements.

                             AUL American Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                        AUL American Series Fund

                                     Managed           Tactical Asset Allocation   Conservative Investor

                               Year         Year          Year         Year         Year       5/1/98
                              ended        ended         ended         ended        ended   (commencement)
                             12/31/99     12/31/98      12/31/99      12/31/98     12/31/99  to 12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $  3,503,164 $   2,170,811 $        805 $        801 $    12,986 $     1,251
  Net realized gain (loss)    1,221,117     1,475,867         (174)        (115)      1,541           0
  Net change in unrealized
     appreciation
     (depreciation)          (5,248,816)   (1,908,536)      (2,661)      (1,555)     (6,257)      1,439

Increase (Decrease)
  in net assets
  from operations              (524,535)    1,738,142       (2,030)        (869)      8,270       2,690

Contract Owner Transactions:
  Proceeds from units sold    4,931,465     7,792,884        5,809       43,804     203,624      98,567
  Cost of units redeemed     (6,363,265)   (5,039,746)      (2,262)        (949)    (93,964)          0

     Increase (Decrease)     (1,431,800)    2,753,138        3,547       42,855     109,660      98,567


Net increase (decrease)      (1,956,335)    4,491,280        1,517       41,987     117,930     101,257
Net Assets, beginning
  of year                    28,256,580    23,765,300       42,098          111     101,257           0

Net Assets, end of year    $ 26,300,245 $  28,256,580 $     43,615 $     42,098 $   219,187 $   101,257


Units sold                    2,095,316     3,432,189        4,958       36,499     191,968      96,638
Units redeemed               (2,698,185)   (2,228,278)      (2,013)        (803)    (88,194)          0


Net Increase (Decrease)        (602,869)    1,203,911        2,945       35,696     103,774      96,638
Units outstanding, beginning
  of year                    12,020,235    10,816,324       35,796          100      96,638           0

Units outstanding,
  end of year                11,417,366    12,020,235       38,741       35,796     200,412      96,638



   The accompanying notes are an integral part of the finanacial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)




                                          AUL American Series Fund                       Fidelity


                                 Moderate Investor        Aggressive Investor           High Income
                               Year        5/1/98         Year        5/1/98        Year         Year
                              ended     (commencement)    ended    (commencement)  ended        ended
                             12/31/99    to 12/31/98    12/31/99    to 12/31/98   12/31/99     12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $     16,088 $       1,568 $      9,768 $        803 $ 1,475,411 $ 1,398,757
  Net realized gain (loss)        2,860             0       10,855        2,351    (488,300)    120,126
  Net change in unrealized
      appreciation
      (depreciation)                530         4,839       (4,178)       5,717     230,867  (2,521,237)

Increase (Decrease)
  in net assets
  from operations                19,478         6,407       16,445        8,871   1,217,978  (1,002,354)

Contract Owner Transactions:
  Proceeds from units sold      167,021       185,260      310,618      159,391   6,876,495  11,184,502
  Cost of units redeemed        (60,785)            0     (281,917)     (24,134) (6,403,576) (5,953,368)

     Increase (Decrease)        106,236       185,260       28,701      135,257     472,919   5,231,134


Net increase (decrease)         125,714       191,667       45,146      144,128   1,690,897   4,228,780
Net Assets, beginning
  of year                       191,667             0      144,128            0  17,770,667  13,541,887

Net Assets, end of year    $    317,381 $     191,667 $    189,274 $    144,128 $19,461,564 $17,770,667


Units sold                      158,143       184,334      290,526      163,479   4,129,509   6,720,498
Units redeemed                  (56,915)            0     (264,016)     (24,543) (3,845,050) (3,585,586)


Net Increase (Decrease)         101,228       184,334       26,510      138,936     284,459   3,134,912
Units outstanding, beginning
  of year                       184,334             0      138,936            0  11,188,244   8,053,332

Units outstanding,
  end of year                   285,562       184,334      165,446      138,936  11,472,703  11,118,244


    The accompanying notes are an integral part of the financial statements.

                            Aul American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                Fidelity

                                      Growth                   Overseas                Asset Manager

                               Year         Year          Year         Year         Year        Year
                               ended        ended         ended        ended        ended       ended
                              12/31/99     12/31/98      12/31/99     12/31/98     12/31/99    12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $  9,385,728 $   6,854,204 $    460,422 $    918,355 $ 4,264,898 $ 5,695,582
  Net realized gain (loss)    6,752,711     5,028,903    1,628,957      603,428   1,222,593   1,708,930
  Net change in unrealized
     appreciation
     (depreciation)          21,208,589    11,659,673    4,797,707      226,629   1,767,972     216,304

Increase (Decrease)
  in net assets
  from operations            37,347,028    23,542,780    6,887,086    1,748,412   7,255,463   7,620,816

Contract Owner Transactions:
  Proceeds from units sold   55,481,730    35,267,762   28,987,886   20,264,193  22,121,056  19,851,423
  Cost of units redeemed    (35,018,964)  (20,979,905) (28,474,403) (19,060,642)(13,698,460) (9,007,408)

     Increase (Decrease)     20,462,766    14,287,857      513,483    1,203,551   8,422,596  10,844,015


Net increase (decrease)      57,809,794    37,830,637    7,400,569    2,951,963  15,678,059  18,464,831
Net Assets, beginning
  of year                    92,949,615    55,118,978   17,155,975   14,204,012  68,757,041  50,292,210

Net Assets, end of year    $150,759,409 $  92,949,615 $ 24,556,544 $ 17,155,975 $84,435,100 $68,757,041


Units sold                   17,264,043    14,692,263   15,443,839   12,061,342  11,604,398  11,530,487
Units redeemed              (10,926,294)   (8,749,719) (15,270,934) (11,270,221) (7,163,907) (5,253,388)


Net Increase (Decrease)       6,337,749     5,942,544      172,905      791,121   4,440,491   6,277,099
Units outstanding, beginning
  of year                    32,435,920    26,493,376   10,099,671    9,308,550  37,109,026  30,831,927

Units outstanding,
  end of year                38,773,669    32,435,920   10,272,576   10,099,671  41,549,517  37,109,026



    The accompanying notes are an integral part of the financial statements.
                                       14

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                                Fidelity

                                     Index 500               Equity-Income              Contrafund

                                 Year        Year          Year         Year         Year        Year
                                 ended       ended         ended        ended        ended       ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99    12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $    135,592 $     944,883 $    631,977 $    616,019 $   833,565 $   721,500
  Net realized gain (loss)    4,725,317     5,977,429      683,568      592,037   1,324,679   1,399,625
  Net change in unrealized
     appreciation
     (depreciation)          15,439,605     8,181,814     (448,453)     236,852   6,740,895   3,972,316

Increase (Decrease)
  in net assets
  from operations            20,300,514    15,104,126      867,092    1,444,908   8,899,139   6,093,441

Contract Owner Transactions:
  Proceeds from units sold   62,207,216    54,712,307    7,343,259    7,597,451  17,781,195  13,525,264
  Cost of units redeemed    (31,484,676)  (23,200,129)  (4,657,852)  (2,838,931) (6,128,638) (4,885,163)

     Increase (Decrease)     30,722,540    31,512,178    2,685,407    4,758,520  11,652,557   8,640,101


Net increase (decrease)      51,023,054    46,616,304    3,552,499    6,203,428  20,551,696  14,733,542
Net Assets, beginning
  of year                    88,619,796    42,003,492   18,381,333   12,177,905  31,401,748  16,668,206

Net Assets, end of year    $139,642,850 $  88,619,796 $ 21,933,832 $ 18,381,333 $51,953,444 $31,401,748


Units sold                   19,979,586    21,289,312    3,622,841    4,148,951   6,946,163   6,565,456
Units redeemed              (10,052,745)   (9,071,095)  (2,311,530)  (1,570,926) (2,361,599) (2,370,377)


Net Increase (Decrease)       9,926,841    12,218,217    1,311,311    2,578,025   4,584,564   4,195,079
Units outstanding, beginning
  of year                    30,592,950    18,374,733    9,537,700    6,959,675  13,160,702   8,965,623

Units outstanding,
  end of year                40,519,791    30,592,950   10,849,011    9,537,700  17,745,266  13,160,702



    The accompanying notes are an integral part of the financial statements.
                                       15

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                 American Century                Alger                    Calvert

                              VP Capital Appreciation       American Growth        Social Mid Cap Growth


                                 Year        Year          Year         Year         Year        Year
                                 ended       ended         ended        ended        ended       ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99    12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $    (32,801)$      82,952 $  4,378,195 $  3,771,759 $   386,984 $   494,466
  Net realized gain (loss)       16,020      (145,811)   4,990,390    2,252,193      22,288     112,545
  Net change in unrealized
     appreciation
     (depreciation)           1,570,713        29,319    8,453,020    5,111,555     (78,511)    140,925

Increase (Decrease)
  in net assets
  from operations             1,553,932       (33,540)  17,821,605   11,135,507     330,761     747,936

Contract Owner Transactions:
  Proceeds from units sold    1,578,349     1,025,794   60,560,768   25,946,680   9,364,553  11,058,290
  Cost of units redeemed       (814,432)   (1,144,715) (36,135,832) (14,522,954) (8,708,522) (8,763,534)

     Increase (Decrease)        763,917      (118,921)  24,424,936   11,423,726     656,031   2,294,756


Net increase (decrease)       2,317,849      (152,461)  42,246,541   22,559,233     986,792   3,042,692
Net Assets, beginning
  of year                     2,157,239     2,309,700   41,675,291   19,116,058   4,797,736   1,755,044

Net Assets, end of year    $  4,475,088 $   2,157,239 $ 83,921,832 $ 41,675,291 $ 5,784,528 $ 4,797,736


Units sold                    1,169,272       928,469   21,177,833   12,309,431   4,531,362   5,929,115
Units redeemed                 (639,509)     (993,436) (12,633,768)  (6,947,796) (4,208,365) (4,715,991)


Net Increase (Decrease)         529,763       (64,967)   8,544,065    5,361,635     322,997   1,213,124
Units outstanding, beginning
  of year                     1,905,162     1,970,129   16,282,040   10,920,405   2,283,661   1,070,537

Units outstanding,
  end of year                 2,434,925     1,905,162   24,826,105   16,282,040   2,606,658   2,283,661



    The accompanying notes are an integral part of the financial statements.
                                       16

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)



                                 T. Rowe Price                                     PBHG


                                   Equity Income               Growth II        Technology &
                                                                                Communications

                                Year        Year          Year         Year         Year         Year
                               ended       ended         ended        ended        ended        ended
                              12/31/99    12/31/98      12/31/99     12/31/98     12/31/99     12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $  2,149,603 $   1,377,162 $    (13,747)$     (2,790)$   (15,058)$    (2,184)
  Net realized gain (loss)    1,123,495     1,296,725      323,168         (173)    247,298      (2,571)
  Net change in unrealized
     appreciation
     (depreciation)          (2,559,217)     (534,704)     722,768       48,875   1,959,262      67,736

Increase (Decrease)
  in net assets
  from operations               713,881     2,139,183    1,032,189       45,912   2,191,502      62,981

Contract Owner Transactions:
  Proceeds from units sold   13,993,815    19,653,169    2,563,649      396,424   2,438,309     236,715
  Cost of units redeemed     (8,963,830)   (5,338,408)  (1,217,417)     (34,462)   (676,330)   (116,050)

     Increase (Decrease)      5,029,985    14,314,761    1,346,232      361,962   1,761,979     120,665


Net increase (decrease)       5,743,866    16,453,944    2,378,421      407,874   3,953,481     183,646
Net Assets, beginning
  of year                    37,980,070    21,526,126      470,219       62,345     288,557     104,911

Net Assets, end of year    $ 43,723,936 $  37,980,070 $  2,848,640 $    470,219 $ 4,242,038 $   288,557


Units sold                    6,721,707    10,256,308    1,555,614      385,073     980,325     215,014
Units redeemed               (4,355,598)   (2,821,549)    (690,718)     (30,705)   (241,289)   (102,552)


Net Increase (Decrease)       2,366,109     7,434,759      864,896      354,368     739,036     112,462
Units outstanding, beginning
  of year                    19,081,441    11,646,682      412,873       58,505     214,047     101,585

Units outstanding,
  end of year                21,447,550    19,081,441    1,277,769      412,873     953,083     214,047



    The accompanying notes are an integral part of the financial statements.
                                       17

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                                    Janus                                 SAFECO


                                 Worldwide Growth           Flexible Income               Equity


                                 Year        Year          Year         Year         Year       Year
                                 ended       ended         ended        ended        ended      ended
                               12/31/99    12/31/98      12/31/99     12/31/98     12/31/99   12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $   (222,860)$     156,265 $    271,201 $     87,267 $   243,764 $   125,134
  Net realized gain (loss)    4,220,640      (401,473)     (25,051)       5,591      56,086      11,324
  Net change in unrealized
     appreciation
     (depreciation)           9,256,574     1,523,872     (218,303)     (12,265)    (18,645)    155,729

Increase (Decrease)
  in net assets
  from operations            13,254,354     1,278,664       27,847       80,593     281,205     292,187

Contract Owner Transactions:
  Proceeds from units sold   34,939,204    15,654,275    3,714,331    2,506,207   2,911,189   2,516,740
  Cost of units redeemed    (19,222,537)   (7,227,614)  (1,103,472)    (319,886)   (619,691)   (111,758)

     Increase (Decrease)     15,716,667     8,426,661    2,610,859    2,186,321   2,291,498   2,404,982


Net increase (decrease)      28,971,021     9,705,325    2,638,706    2,266,914   2,572,703   2,697,169
Net Assets, beginning
  of year                    12,133,125     2,427,800    2,580,571      313,657   2,913,292     216,123

Net Assets, end of year    $ 41,104,146 $  12,133,125 $  5,219,277 $  2,580,571 $ 5,485,995 $ 2,913,292


Units sold                   19,640,460    11,993,056    3,189,154    2,194,288   1,923,486   1,932,127
Units redeemed              (10,563,525)   (5,761,517)    (950,728)    (279,572)   (408,349)    (83,466)


Net Increase (Decrease)       9,076,935     6,231,539    2,238,426    1,914,716   1,515,137   1,848,661
Units outstanding, beginning
  of year                     8,357,911     2,126,372    2,204,070      289,354   2,034,751     186,090

Units outstanding,
  end of year                17,434,846     8,357,911    4,442,496    2,204,070   3,549,888   2,034,751


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                STATEMENTS OF CHANGES IN NET ASSETS (continued)


                                      SAFECO

                                      Growth
                                 Year        Year
                                 ended       ended
                               12/31/99    12/31/98


Increase in Net Assets
from Operations:
  Net Investment Income
   (Loss)                  $   (119,432)$     918,319
  Net realized gain (loss)     (815,894)     (131,487)
  Net change in unrealized
     appreciation
     (depreciation)           1,583,201    (1,196,621)

Increase (Decrease)
  in net assets
  from operations               647,875      (409,789)

Contract Owner Transactions:
  Proceeds from units sold    4,676,377    10,102,077
  Cost of units redeemed     (3,109,005)   (1,752,970)

     Increase (Decrease)      1,567,372     8,349,107


Net increase (decrease)       2,215,247     7,939,318
Net Assets. beginning
  of year                     9,444,623     1,505,305

Net Assets, end of year    $ 11,659,870 $   9,444,623


Units sold                    3,563,271     6,848,637
Units redeemed               (2,359,033)   (1,229,365)


Net Increase (Decrease)       1,204,238     5,619,272
Units outstanding, beginning
  of year                     6,688,427     1,069,155

Units outstanding,
  end of year                 7,892,665     6,688,427


    The accompanying notes are an integral part of the financial statements.
                                       19

                         NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant  Accounting Policies
The AUL American Unit Trust(Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust (SAFECO).

Security Valuation,  Transactions and Related Investment Income
The  market   value  of  investments  is  based on the  closing  bid  prices at
December 31 1999. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense  Risks Charges
AUL deducts a daily charge as compensationfor the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25 of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1999 and 1998 were $8,066,546 and $5,223,184, respectively.

Taxes
Operations  of   the   Variable  Account   are part of, and are taxed with,  the
operations  of AUL  which is  taxed as a life  insurance  company    under  the
Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participants account which may not exceed the lesser of 0.5% of the participants account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 1999 and 1998 were $267,806 and $262,069, respectively. notes to financial statements (continued)

AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participants account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participants account has been in existence, as follows:

                     Account Year                           Withdrawal Charge


                         1 - 5                                     8%

                        6 - 10                                     4%

                      11 or more                                   0%

The aggregrate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 1999 and 1998 were $492,409 and $303,763, respectively.

3. Accumulation Unit Value
The change in the Accumulation Unit Value per unit for the year ended December 31, 1999 is:


                                12/31/99     12/31/98      Change

  AUL American Series Fund:
      Equity                   $    2.801463 $    2.858297   (2.0%)
      Money Market                  1.365432      1.320892    3.4%
      Bond                          1.804008      1.847200   (2.3%)
      Managed                       2.303541      2.348652   (1.9%)
      Tactical Asset Allocation     1.125687      1.175785   (4.3%)
      Conservative Investor         1.093664      1.046823    4.5%
      Moderate Investor             1.111433      1.039569    6.9%
      Aggressive Investor           1.144073      1.037132   10.3%

   Fidelity:
      High Income                   1.696336      1.588183    6.8%
      Growth                        3.888193      2.864673   35.7%
      Overseas                      2.390496      1.697134   40.9%
      Asset Manager                 2.032156      1.852296    9.7%
      Index 500                     3.446288      2.895747   19.0%
      Equity-Income                 2.021734      1.925332    5.0%
      Contrafund                    2.927735      2.385912   22.7%

   American Century:
      VP Capital Appreciation       1.837874      1.131147   62.5%

   Alger:
      American Growth               3.380386      2.559334   32.1%

   Calvert:
      Social Mid Cap Growth         2.219136      2.100672    5.6%

   T. Rowe Price:
      Equity Income                 2.038645      1.990312    2.4%

   PBHG:
      Growth II                     2.229388      1.138978   95.7%
      Technology &
        Communications              4.450861      1.347791  230.2%

                                       21


                                  12/31/99         12/31/98       Change


   Janus:
      Worldwide Growth        $     2.357586 $     1.451645       62.4%
      Flexible Income               1.174794       1.170811        0.3%

   Safeco:
      Equity                        1.545400       1.431636        7.9%
      Growth                        1.477304       1.412139        4.6%


   4.    Cost of Investments
   The cost of investments at December 31, 1999 is:
   AUL American Series Fund:
      Equity                  $   47,331,372
      Money Market                22,115,522
      Bond                        14,347,994
      Managed                     29,418,598
      Tactical Asset Allocation       47,827
      Conservative Investor          224,005
      Moderate Investor              312,012
      Aggressive Investor            187,735
   Fidelity:
      High Income                 20,355,117
      Growth                     109,016,139
      Overseas                    19,652,755
      Asset Manager               75,088,934
      Index 500                  111,071,408
      Equity-Income               20,492,067
      Contrafund                  38,821,551
   American Century:
   VP Capital Appreciation         3,006,303
         Alger:
      American Growth         $   69,005,481
   Calvert:
      Social Mid Cap Growth        5,857,864
   T. Rowe Price:
      Equity Income               44,514,459
   PBHG:
      Growth II                    2,078,871
      Technology &
      Communications               2,228,590
   Janus:
      Worldwide Growth            30,334,538
      Flexible Income              5,453,681
   Safeco:
      Equity                       5,359,492
      Growth                      11,453,770

5.    Net Assets
      Net Assets at December 31, 1999 are:

                                                      AUL American Series Fund

                                                                                             Tactical Asset
                                      Equity     Money Market       Bond          Managed    Allocation

Proceeds from units sold          $   60,814,572 $ 200,924,076 $   41,599,344 $   37,402,670 $     49,712
Cost of units redeemed               (36,039,536) (180,074,000)   (29,940,164)   (20,280,175)      (3,210)
Net investment income (loss)          12,734,687     1,265,446      2,603,229      8,488,736        1,615
Net realized gain (loss)               9,821,649             0         85,585      3,807,367         (290)
Unrealized appreciation
(depreciation)                        (7,955,898)            0     (1,012,092)    (3,118,353)      (4,212)

                                  $   39,375,474 $  22,115,522 $   13,335,902 $   26,300,245 $     43,615


                                           AUL American Series Fund                      Fidelity
                                   Conservative    Moderate      Aggressive
                                     Investor      Investor       Investor      High Income     Growth

Proceeds from units sold          $      302,191 $     352,282 $      470,009 $   34,530,850 $153,583,804
Cost of units redeemed                   (93,964)      (60,786)      (306,051)   (18,664,024) (80,815,917)
Net investment income (loss)              14,237        17,656         10,571      4,253,240   18,352,099
Net realized gain (loss)                   1,541         2,860         13,206        235,051   17,896,153
Unrealized appreciation
(depreciation)                            (4,818)        5,369          1,539       (893,553)  41,743,270

                                  $      219,187 $     317,381 $      189,274 $   19,461,564 $150,759,409


                                                                  Fidelity

                                     Overseas    Asset Manager    Index 500    Equity-Income  Contrafund

Proceeds from units sold          $   84,818,381 $  95,484,538 $  169,746,264 $   26,970,789 $ 48,367,019
Cost of units redeemed               (71,753,294)  (40,207,719)   (76,043,531)    (9,796,188) (14,531,655)
Net investment income (loss)           2,208,953    15,833,497      1,493,504      1,784,097    1,612,234
Net realized gain (loss)               4,378,715     3,978,618     15,875,171      1,533,369    3,373,953
Unrealized appreciation
(depreciation)                         4,903,789     9,346,166     28,571,442      1,441,765   13,131,893

                                  $   24,556,544 $  84,435,100 $  139,642,850 $   21,933,832 $ 51,953,444


                                     American
                                      Century        Alger         Calvert     T. Rowe Price     PBHG
                                    VP Capital     American    Social Mid Cap
                                   Appreciation     Growth         Growth      Equity Income   Growth II

Proceeds from units sold          $    6,604,177 $ 117,358,496 $   32,786,929 $   54,292,725 $  3,046,541
Cost of units redeemed                (3,504,735)  (65,748,841)   (28,386,800)   (17,166,370)  (1,273,502)
Net investment income (loss)             198,252     8,141,714      1,043,607      4,426,751      (16,823)
Net realized gain (loss)                (291,391)    9,254,112        414,128      2,961,353      322,655
Unrealized appreciation
(depreciation)                         1,468,785    14,916,351        (73,336)      (790,523)     769,769

                                  $    4,475,088 $  83,921,832 $    5,784,528 $   43,723,936 $  2,848,640

   Net Assets at December 31, 1999 are:

                                       PBHG                  Janus                       Safeco
                                   Technology &    Worldwide       Flexible
                                  Communications    Growth         Income         Equity        Growth

Proceeds from units sold          $    2,793,456 $  53,154,129 $    6,630,810 $    5,640,632 $ 16,820,035
Cost of units redeemed                  (792,400)  (26,571,978)    (1,526,014)      (732,339)  (5,504,533)
Net investment income (loss)             (17,657)      (69,482)       365,445        383,915    1,036,005
Net realized gain (loss)                 245,191     3,821,869        (16,560)        67,284     (897,737)
Unrealized appreciation
(depreciation)                         2,013,448    10,769,608       (234,404)       126,503      206,100

                                  $    4,242,038 $  41,104,146 $    5,219,277 $    5,485,995 $ 11,659,870

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AUL
American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
www.aul.com
P-13118B 01/00